SHARE-BASED COMPENSATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation [Abstract]
Allocated compensation costs	$ 3	$ 3	$ 3